Document and Entity Information Document	Dec. 26, 2024	Feb. 01, 2024
Entity Central Index Key		0001377630
Entity Emerging Growth Company		false
Title of 12(b) Security		Common Stock, par value $0.01 per share
Entity File Number		001-33296
Pre-commencement Issuer Tender Offer		false
Pre-commencement Tender Offer		true
Soliciting Material		false
Written Communications		false
Trading Symbol		NCMI
Security Exchange Name		NASDAQ
Amendment Flag		false
Document Period End Date		Feb. 01, 2024
Current Fiscal Year End Date	--12-26
Document Type		8-K
Entity Tax Identification Number		20-5665602
(State or Other Jurisdiction of Incorporation or Organization)		DE
Entity Address, Address Description		6300 S. Syracuse Way
Entity Address, Address Line Two		Suite 300
Document Period End Date		Feb. 01, 2024
Entity Registrant Name		National CineMedia, Inc.
Entity Address, City or Town		Centennial
Entity Address, State or Province		CO
Entity Address, Postal Zip Code		80111
City Area Code		303
Local Phone Number		792-3600